Earnings per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Earnings per share [abstract]
Net profits (losses) for the period attributable to owners of the Company	¥ (14,350)	¥ 1,967	¥ (559)
Net profits (losses) for the period attributable to owners of the Company	¥ (14,350)	¥ 1,967	¥ (559)
Basic net earnings (losses) per share (in Yen per share)	¥ (114.98)	¥ 16.05	¥ (4.56)
Diluted net earnings (losses) per share (in Yen per share)	¥ (114.98)	¥ 16.05	¥ (4.56)
Weighted-average number of shares, basic (in shares)	124,803,262	122,587,617	122,587,617
Weighted-average number of shares, diluted (in shares)	124,803,262	122,587,617	122,587,617